UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GROWTH FUND

QS MODERATE GROWTH FUND

QS CONSERVATIVE GROWTH FUND

QS DEFENSIVE GROWTH FUND

FORM N-Q

OCTOBER 31, 2018

QS GROWTH FUND

Schedules of investments (unaudited)	October 31, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,571,680	$16,094,002
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		4,557,365	94,428,598
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		2,557,654	31,356,842
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		1,540,227	17,250,536
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		623,366	6,738,584
ClearBridge Small Cap Fund, Class IS Shares		660,596	41,498,657
Martin Currie Emerging Markets Fund, Class IS Shares		4,875,060	51,529,387
QS Global Market Neutral Fund, Class IS Shares		1,637,459	17,095,070
QS International Equity Fund, Class IS Shares		4,629,187	70,919,145
QS Strategic Real Return Fund, Class IS Shares		3,755,801	43,980,430
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,638,293	21,248,661
RARE Global Infrastructure Value Fund, Class IS Shares		948,041	9,850,147
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		84,449	19,173,262
ClearBridge Appreciation Fund, Class IS Shares		1,769,988	43,417,813
ClearBridge International Value Fund, Class IS Shares		3,199,985	31,935,854
ClearBridge Large Cap Growth Fund, Class IS Shares		947,002	45,408,722
ClearBridge Mid Cap Fund, Class IS Shares		882,416	31,281,653
ClearBridge Small Cap Growth Fund, Class IS Shares		118,216	4,790,123
QS Global Dividend Fund, Class IS Shares		5,242,918	66,375,344
QS U.S. Large Cap Equity Fund, Class IS Shares		1,396,919	27,407,555
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		12,276	135,039
Western Asset High Yield Fund, Class IS Shares		608,547	4,807,522
Western Asset Macro Opportunities Fund, Class IS Shares		1,413,805	14,689,428

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $586,187,376)			711,412,374

RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $2,833,095)	2.063%	2,833,095	2,833,095

TOTAL INVESTMENTS - 100.1% (Cost - $589,020,471)			714,245,469
Liabilities in Excess of Other Assets - (0.1)%			(673,388)

TOTAL NET ASSETS - 100.0%			$713,572,081

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		992,701	$10,165,258
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		2,648,698	54,881,027
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,205,371	14,777,847
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		978,624	10,960,593
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		897,978	9,707,146
ClearBridge Small Cap Fund, Class IS Shares		272,519	17,119,618
Martin Currie Emerging Markets Fund, Class IS Shares		2,423,976	25,621,425
QS Global Market Neutral Fund, Class IS Shares		1,037,463	10,831,117
QS International Equity Fund, Class IS Shares		1,712,397	26,233,918
QS Strategic Real Return Fund, Class IS Shares		2,388,804	27,972,897
QS U.S. Small Capitalization Equity Fund, Class IS Shares		890,758	11,553,127
RARE Global Infrastructure Value Fund, Class IS Shares		600,082	6,234,850
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		46,811	10,628,002
ClearBridge Appreciation Fund, Class IS Shares		948,625	23,269,767
ClearBridge International Value Fund, Class IS Shares		1,224,739	12,222,900
ClearBridge Large Cap Growth Fund, Class IS Shares		560,057	26,854,720
ClearBridge Mid Cap Fund, Class IS Shares		259,838	9,211,250
ClearBridge Small Cap Growth Fund, Class IS Shares		165,675	6,713,147
QS Global Dividend Fund, Class IS Shares		3,331,685	42,179,140
QS U.S. Large Cap Equity Fund, Class IS Shares		778,778	15,279,623
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,326,731	16,013,642
Western Asset Core Plus Bond Fund, Class IS Shares		3,486,191	38,348,103
Western Asset High Yield Fund, Class IS Shares		2,741,796	21,660,188
Western Asset Macro Opportunities Fund, Class IS Shares		894,989	9,298,937

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $391,216,088)			457,738,242

RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,330,944)	2.063%	1,330,944	1,330,944

TOTAL INVESTMENTS - 100.1% (Cost - $392,547,032)			459,069,186
Liabilities in Excess of Other Assets - (0.1)%			(304,226)

TOTAL NET ASSETS - 100.0%			$458,764,960

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		612,476	$6,271,753
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		840,547	17,416,143
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		501,181	6,144,484
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares		860,327	8,396,789
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		611,007	6,843,273
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		607,981	6,572,270
ClearBridge Small Cap Fund, Class IS Shares		97,974	6,154,730
Martin Currie Emerging Markets Fund, Class IS Shares		891,085	9,418,766
QS Global Market Neutral Fund, Class IS Shares		651,234	6,798,888
QS International Equity Fund, Class IS Shares		66,993	1,026,332
QS Strategic Real Return Fund, Class IS Shares		1,495,566	17,513,080
QS U.S. Small Capitalization Equity Fund, Class IS Shares		510,278	6,618,306
RARE Global Infrastructure Value Fund, Class IS Shares		376,006	3,906,699
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		20,743	4,709,387
ClearBridge Appreciation Fund, Class IS Shares		680,902	16,702,534
ClearBridge International Value Fund, Class IS Shares		97,707	975,118
ClearBridge Large Cap Growth Fund, Class IS Shares		298,879	14,331,253
ClearBridge Mid Cap Fund, Class IS Shares		128,907	4,569,769
ClearBridge Small Cap Growth Fund, Class IS Shares		103,583	4,197,176
QS Global Dividend Fund, Class IS Shares		2,090,011	26,459,542
QS U.S. Large Cap Equity Fund, Class IS Shares		516,906	10,141,690
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,863,936	34,567,703
Western Asset Core Plus Bond Fund, Class IS Shares		4,410,919	48,520,107
Western Asset High Yield Fund, Class IS Shares		2,002,022	15,815,978
Western Asset Macro Opportunities Fund, Class IS Shares		558,666	5,804,538

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $255,058,522)			289,876,308

RATE
SHORT-TERM INVESTMENTS - 0.0%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $129,889)	2.063%	129,889	129,889

TOTAL INVESTMENTS - 99.7% (Cost - $255,188,411)			290,006,197
Other Assets in Excess of Liabilities - 0.3%			735,859

TOTAL NET ASSETS - 100.0%			$290,742,056

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		258,831	$2,650,427
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		60,847	1,260,755
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		102,215	1,253,156
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares		978,643	9,551,552
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		255,939	2,866,521
Martin Currie Emerging Markets Fund, Class IS Shares		117,330	1,240,183
QS Global Market Neutral Fund, Class IS Shares		269,883	2,817,573
QS International Equity Fund, Class IS Shares		13,425	205,668
QS Strategic Real Return Fund, Class IS Shares		633,235	7,415,176
QS U.S. Small Capitalization Equity Fund, Class IS Shares		107,531	1,394,671
RARE Global Infrastructure Value Fund, Class IS Shares		157,496	1,636,382
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		254,395	6,240,310
ClearBridge International Value Fund, Class IS Shares		19,007	189,688
ClearBridge Large Cap Growth Fund, Class IS Shares		74,373	3,566,206
ClearBridge Small Cap Growth Fund, Class IS Shares		28,744	1,164,721
QS Global Dividend Fund, Class IS Shares		690,040	8,735,911
QS U.S. Large Cap Equity Fund, Class IS Shares		213,868	4,196,082
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,156,142	26,024,633
Western Asset Core Plus Bond Fund, Class IS Shares		2,563,480	28,198,285
Western Asset High Yield Fund, Class IS Shares		1,131,072	8,935,468
Western Asset Macro Opportunities Fund, Class IS Shares		233,947	2,430,711

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,836,543)			121,974,079

RATE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $244,231)	2.063%	244,231	244,231

TOTAL INVESTMENTS - 100.1% (Cost - $113,080,774)			122,218,310
Liabilities in Excess of Other Assets - (0.1)%			(115,637)

TOTAL NET ASSETS - 100.0%			$122,102,673

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$711,412,374	—	—	$711,412,374
Short-Term Investments†	2,833,095	—	—	2,833,095

Total Investments	$714,245,469	—	—	$714,245,469

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$457,738,242	—	—	$457,738,242
Short-Term Investments†	1,330,944	—	—	1,330,944

Total Investments	$459,069,186	—	—	$459,069,186

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$289,876,308	—	—	$289,876,308
Short-Term Investments†	129,889	—	—	129,889

Total Investments	$290,006,197	—	—	$290,006,197

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$121,974,079	—	—	$121,974,079
Short-Term Investments†	244,231	—	—	244,231

Total Investments	$122,218,310	—	—	$122,218,310

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2018. The following transactions were effected in shares of such Underlying Funds for the period ended October 31, 2018.

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$16,393,443	$1,104,908	106,001	$1,000,500	95,601	$(500)	$334,908	—	$(403,849)	$16,094,002
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	106,615,181	960,000	47,525	7,477,150	365,111	322,850	—	—	(5,669,433)	94,428,598
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	35,744,203	705,000	59,294	2,814,556	244,864	295,444	—	—	(2,277,805)	31,356,842
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	18,879,917	1,626,052	135,634	1,118,860	87,891	(28,859)	536,052	—	(2,136,573)	17,250,536
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	7,522,840	654,130	56,908	409,260	32,971	741	173,672	$10,458	(1,029,126)	6,738,584
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	46,588,334	169,122	2,577	5,130,078	86,560	414,726	—	9,122	(128,721)	41,498,657

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
Growth Fund (continued)		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	$67,757,665	$3,705,000	293,374	$2,382,237	189,981	$177,764	—	—	$(17,551,041)	$51,529,387
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	17,037,314	1,330,000	127,501	1,140,973	108,021	(10,973)	—	—	(131,271)	17,095,070
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	85,278,823	450,000	25,481	2,434,590	139,276	(79,591)	—	—	(12,375,088)	70,919,145
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	48,683,546	730,000	59,740	3,030,948	226,868	(280,948)	—	—	(2,402,168)	43,980,430
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	25,395,758	360,000	24,742	2,834,159	206,933	95,841	—	—	(1,672,938)	21,248,661
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	10,562,459	692,463	62,540	411,074	34,574	(31,074)	$222,463	—	(993,701)	9,850,147
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	23,315,633	—	—	1,221,846	10,787	1,383,154	—	—	(2,920,525)	19,173,262
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	48,714,971	—	—	3,534,246	194,325	1,245,754	—	—	(1,762,912)	43,417,813
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	40,039,837	1,385,000	121,719	889,996	74,477	5,003	—	—	(8,598,987)	31,935,854
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	53,677,107	—	—	7,007,568	163,635	862,432	—	—	(1,260,817)	45,408,722
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	35,791,006	224,853	5,893	2,321,674	62,873	38,329	15,831	$4,021	(2,412,532)	31,281,653
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	5,959,656	—	—	575,916	46,552	1,284,084	—	—	(593,617)	4,790,123

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
Growth Fund (continued)		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	$72,996,396	$2,111,456	162,433	$4,322,013	358,889	$332,986	$1,546,457	—	$(4,410,495)	$66,375,344
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	31,681,073	206,600	10,228	2,245,963	162,506	1,034,037	—	$206,600	(2,234,155)	27,407,555
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	97,390	5,947,059	512,017	5,902,674	508,051	(152,674)	100,287	27,231	(6,736)	135,039
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	83,046	5,186,761	634,529	295,327	36,073	(5,094)	201,662	—	(166,958)	4,807,522
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	15,748,871	1,315,000	118,340	819,484	70,439	(24,484)	—	—	(1,554,959)	14,689,428

	$814,564,469	$28,863,404		$59,321,092		$6,878,948	$3,131,332	$257,432	$(72,694,407)	$711,412,374

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
Moderate Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$10,410,786	$640,827	61,502	$631,001	60,304	$(1,001)	$210,829	—	$(255,354)	$10,165,258
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	63,712,029	980,000	48,515	6,441,774	313,033	273,226	—	—	(3,369,228)	54,881,027
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	17,315,140	395,000	33,221	1,795,450	156,717	209,550	—	—	(1,136,843)	14,777,847
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	12,097,872	848,644	71,721	629,499	49,451	(14,500)	338,644	—	(1,356,424)	10,960,593

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	$10,976,851	$992,140	85,440	$770,925	62,111	$(925)	$251,783	$15,357	$(1,490,920)	$9,707,146
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	19,853,969	223,670	3,408	2,877,613	48,197	167,387	—	—	(80,408)	17,119,618
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	33,807,489	1,905,000	150,680	1,342,950	107,513	127,050	—	—	(8,748,114)	25,621,425
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	10,911,998	800,000	76,921	795,827	75,735	(827)	—	—	(85,054)	10,831,117
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	32,108,864	330,000	18,686	1,610,327	92,099	(30,327)	—	—	(4,594,619)	26,233,918
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	31,102,080	215,000	17,623	1,774,293	135,030	(139,293)	—	—	(1,569,890)	27,972,897
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	14,137,494	220,000	15,121	1,883,661	137,803	51,339	—	—	(920,706)	11,553,127
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	6,761,960	137,945	12,874	21,555	1,813	(1,555)	137,946	—	(643,500)	6,234,850
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	13,273,948	275,000	1,230	1,065,872	8,638	1,019,128	—	—	(1,855,074)	10,628,002
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	26,850,898	420,000	18,237	2,483,775	152,309	1,246,225	—	—	(1,517,356)	23,269,767
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	15,595,662	235,000	21,133	291,562	24,399	8,438	—	—	(3,316,200)	12,222,900

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	$32,619,503	—	—	$4,375,465	114,876	$1,134,535	—	—	$(1,389,318)	$26,854,720
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	10,859,566	$5,797	152	692,185	25,342	257,815	$4,623	$1,174	(961,928)	9,211,250
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	8,195,178	—	—	2,018,621	60,899	416,379	—	3,700	536,590	6,713,147
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	46,572,650	982,448	75,998	2,549,226	214,704	235,773	252,421	—	(2,826,732)	42,179,140
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	18,167,091	114,472	5,668	1,489,644	115,256	835,358	—	114,472	(1,512,296)	15,279,623
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	13,828,607	5,210,648	419,543	2,517,965	197,333	(87,965)	369,787	—	(507,648)	16,013,642
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	33,547,911	12,367,192	1,067,084	5,156,343	443,343	(101,343)	1,062,373	194,652	(2,410,657)	38,348,103
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	22,896,425	919,948	114,506	1,272,574	154,779	(27,529)	1,576,032	—	(883,611)	21,660,188
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	10,098,502	490,000	44,954	301,860	25,811	(11,860)	—	—	(987,705)	9,298,937

	$515,702,473	$28,708,731		$44,789,967		$5,565,078	$4,204,438	$329,355	$(41,882,995)	$457,738,242

Conservative Growth Fund	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$6,665,907	$132,283	12,820	$367,759	35,192	$(2,759)	$132,283	—	$(158,678)	$6,271,753
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	20,313,136	345,000	17,079	1,928,456	105,345	321,544	—	—	(1,313,537)	17,416,143

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund (continued)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$7,223,703	$175,000	14,718	$778,386	67,927	$86,614	—	—	$(475,833)	$6,144,484
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	9,600,671	670,763	64,368	645,877	55,920	(25,877)	$203,006	$7,756	(1,228,768)	8,396,789
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	7,714,517	458,363	38,736	478,299	37,572	(13,299)	213,363	—	(851,308)	6,843,273
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	7,503,323	585,299	50,938	506,809	40,831	(1,809)	169,999	10,301	(1,009,543)	6,572,270
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	7,203,228	1,340	21	1,023,743	17,170	61,257	—	1,341	(26,095)	6,154,730
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	12,542,887	735,000	58,052	631,021	50,269	48,979	—	—	(3,228,100)	9,418,766
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	6,938,411	395,000	38,053	480,111	45,737	(111)	—	—	(54,412)	6,798,888
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	1,220,342	—	—	15,334	879	(334)	—	—	(178,676)	1,026,332
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	19,540,872	—	—	1,038,595	79,041	(83,595)	—	—	(989,197)	17,513,080
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	8,129,800	170,000	11,684	1,150,199	84,187	34,801	—	—	(531,295)	6,618,306
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	4,300,519	87,358	8,153	80,338	6,757	(5,338)	87,358	—	(400,840)	3,906,699

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund (continued)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	$5,925,173	—	—	$496,100	3,459	$333,900	—	—	$(719,686)	$4,709,387
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	19,350,912	$330,000	14,329	1,891,546	113,706	878,454	—	—	(1,086,832)	16,702,534
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	1,246,095	—	—	4,906	411	94	—	—	(266,071)	975,118
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	17,479,270	—	—	2,440,196	62,786	564,804	—	—	(707,821)	14,331,253
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	5,412,725	2,889	76	362,282	13,235	132,718	$2,304	$585	(483,563)	4,569,769
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	5,129,432	—	—	530,452	38,232	989,548	—	—	(401,804)	4,197,176
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	29,415,378	614,149	47,508	1,754,895	149,403	185,105	614,149	—	(1,815,090)	26,459,542
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	12,092,328	76,282	3,776	1,314,051	78,182	260,949	—	76,282	(712,869)	10,141,690
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	34,933,318	4,448,219	358,593	3,634,791	284,858	(134,791)	790,709	—	(1,179,043)	34,567,703
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	49,560,431	6,240,416	540,502	4,170,251	358,289	(90,251)	1,330,241	236,607	(3,110,489)	48,520,107

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund (continued)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	$16,822,750	$678,583	84,463	$1,035,701	126,518	$(20,701)	$676,884	—	$(649,654)	$15,815,978
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	6,338,130	235,000	21,560	142,775	12,602	(2,775)	—	—	(625,817)	5,804,538

	$322,603,258	$16,380,944		$26,902,873		$3,517,127	$4,220,296	$332,872	$(22,205,021)	$289,876,308

Defensive Growth Fund	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$2,827,692	$55,669	5,395	$165,823	15,868	$(823)	$55,669	—	$(67,111)	$2,650,427
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	1,483,499	—	—	115,781	6,986	34,219	—	—	(106,963)	1,260,755
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	1,485,498	60,000	5,046	192,797	16,837	22,203	—	—	(99,545)	1,253,156
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	11,029,300	686,747	65,486	756,359	65,485	(31,359)	232,746	$9,002	(1,408,136)	9,551,552
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	3,269,306	159,708	13,496	203,677	16,000	(3,677)	89,708	—	(358,816)	2,866,521
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	1,688,449	60,000	4,648	77,868	6,223	7,132	—	—	(430,398)	1,240,183
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	2,966,627	60,000	5,831	185,279	17,679	(279)	—	—	(23,775)	2,817,573
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	241,377	—	—	—	—	—	—	—	(35,709)	205,668

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund (continued)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	$8,426,300	—	—	$601,263	45,758	$(46,263)	—	—	$(409,861)	$7,415,176
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,756,993	—	—	250,127	18,418	9,873	—	—	(112,195)	1,394,671
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	1,826,514	$36,650	3,420	59,789	5,028	(4,789)	$36,650	—	(166,993)	1,636,382
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	7,310,539	230,000	9,987	1,063,469	50,372	171,532	—	—	(236,760)	6,240,310
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	241,387	—	—	—	—	—	—	—	(51,699)	189,688
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	4,380,634	—	—	706,646	16,267	83,354	—	—	(107,782)	3,566,206
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	1,455,713	—	—	380,944	11,502	89,056	—	—	89,952	1,164,721
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	9,856,844	205,032	15,862	706,376	60,311	83,624	205,032	—	(619,589)	8,735,911
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	5,061,238	127,690	6,543	765,606	40,168	49,394	—	$32,690	(227,240)	4,196,082
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	27,535,717	1,688,027	136,349	2,291,000	179,545	(86,000)	592,411	—	(908,111)	26,024,633
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	30,130,654	1,981,247	172,499	2,054,873	179,894	(4,873)	770,045	136,183	(1,858,743)	28,198,285
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	8,790,703	1,035,129	129,048	524,035	66,105	(2,840)	375,456	—	(366,329)	8,935,468
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	2,680,313	70,000	6,422	55,961	4,939	(961)	—	—	(263,641)	2,430,711

	$134,445,297	$6,455,899		$11,157,673		$368,523	$2,357,717	$177,875	$(7,769,444)	$121,974,079

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 20, 2018